Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of remuneration of executive personnel

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
Salaries and benefits	$2,503,893	$1,499,613
Share-based payments	1,188,462	617,999
	$3,692,355	$2,117,612